GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

7. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying value of goodwill are as follows (in thousands):

	Owned Sports Properties	Events, Experiences & Rights	Representation	Total
Balance — December 31, 2021	$2,741,048	$1,176,905	$499,362	$4,417,315
Acquisitions	25,585	347,582	—	373,167
Divestiture	(91,964)	(8,390)	—	(100,354)
Impairment	—	(689)	—	(689)
Assets held for sale	—	(3,607)	—	(3,607)
Foreign currency translation and other	(631)	(6,825)	(1,106)	(8,562)
Balance — December 31, 2022	$2,674,038	$1,504,976	$498,256	$4,677,270	(1)
Acquisitions	5,063,775	20,539	19,175	5,103,489
Divestiture	—	(235,376)	—	(235,376)
Impairment	—	(31,772)	—	(31,772)
Foreign currency translation and other	71	3,526	(65)	3,532
Balance — December 31, 2023	$7,737,884	$1,261,893	$517,366	$9,517,143	(1)

(1) Net of accumulated impairment losses of $224.4 million and $192.7 million as of December 31, 2023 and 2022, respectively.

Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trade names	22.7	$3,138,390	$(420,798)	$2,717,592
Customer and client relationships	8.3	2,229,807	(1,159,370)	1,070,437
Internally developed technology	3.2	104,248	(68,216)	36,032
Other	4.0	149,187	(53,994)	95,193
		5,621,632	(1,702,378)	3,919,254
Indefinite-lived:
Trade names		410,113	—	410,113
Owned events		482,917	—	482,917
Total intangible assets		$6,514,662	$(1,702,378)	$4,812,284

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2022 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trade names	17.3	$976,357	$(342,637)	$633,720
Customer and client relationships	6.3	1,318,481	(1,068,531)	249,950
Internally developed technology	3.4	108,198	(81,401)	26,797
Other	4.3	44,933	(44,619)	314
		2,447,969	(1,537,188)	910,781
Indefinite-lived:
Trade names		447,559	—	447,559
Owned events		463,481	—	463,481
Total intangible assets		$3,359,009	$(1,537,188)	$1,821,821

Intangible asset amortization expense was $198.7 million, $157.0 million and $187.9 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Estimated annual intangible amortization for the next five years and thereafter is as follows (in thousands):

Years Ending
December 31,
2024	$354,037
2025	295,941
2026	278,485
2027	256,253
2028	237,251
Thereafter	2,497,287
Total	$3,919,254

Annual Impairment Assessments

During the years ended December 31, 2023, 2022 and 2021, the Company completed its annual impairment review of goodwill and intangibles. For the year ended December 31, 2023, the Company recorded total non-cash impairment charges of $31.8 million for goodwill and $43.1 million for intangibles driven by lower projections. All of the goodwill and the intangible assets impairment were recorded in the Company’s Events, Experiences & Rights segment. The Company determines the fair value of each reporting unit based on discounted cash flows using an applicable discount rate for each reporting unit. Intangible assets were valued based on a relief from royalty method or an excess earnings method. For the years ended December 31, 2022 and 2021, the Company did not record an impairment charge for such review.

In connection with certain divestitures, the Company recorded a non-cash impairment charge for goodwill of $0.7 million for the year ended December 31, 2022, which was recorded in the Company's Events, Experiences & Rights segment; and the Company recorded non-cash impairment charges for goodwill of $4.5 million for the year ended December 31, 2021, of which $2.0 million and $2.5 million were recorded in the Company's Events, Experiences & Rights and Representation segments, respectively.